Land use right, net (Details 1) - Land use right [Member] - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Remainder of fiscal 2025	$ 198,456
Fiscal 2026	198,456
Fiscal 2027	198,456
Fiscal 2028	198,456
Fiscal 2029	198,456
Thereafter	4,904,303
Land use right, net	$ 5,896,583	$ 6,205,309